EQUITY-BASED COMPENSATION - Summary of RSU activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of awards
Granted | shares	4,368
Cancelled | shares	(1)
Outstanding at the end | shares	4,367
Weighted Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares	$ 5.58
Cancelled (in dollars per share) | $ / shares	5.60
Outstanding at the end (in dollars per share) | $ / shares	$ 5.58